Geographic Information - Schedule of Revenue by Geographical Region Based on the Location of Service Performance (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Revenue by Geographical Region Based on the Location of Service Performance [Line Items]
Total revenues	¥ 9,563,103	$ 1,367,506	¥ 17,378,596
North American [Member]
Schedule of Revenue by Geographical Region Based on the Location of Service Performance [Line Items]
Total revenues	6,097,902		12,233,221
China [Member]
Schedule of Revenue by Geographical Region Based on the Location of Service Performance [Line Items]
Total revenues	901,490		541,847
Japan and Korea [Member]
Schedule of Revenue by Geographical Region Based on the Location of Service Performance [Line Items]
Total revenues	2,205,049		3,620,064
Others [Member]
Schedule of Revenue by Geographical Region Based on the Location of Service Performance [Line Items]
Total revenues	¥ 358,662		¥ 983,464